SECURED DEBENTURE (Tables)	3 Months Ended
Mar. 31, 2025
Debt Disclosure [Abstract]
Schedule of future minimum required payments

Period ending March 31,
2025	$181,543
2026	260,588
2027	260,588
2028	65,147
$767,865